Contingencies (Details) - USD ($)					1 Months Ended							9 Months Ended
	Jan. 22, 2020	Jan. 17, 2020	Dec. 06, 2019	Jul. 31, 2019	Apr. 30, 2020	Jan. 31, 2020	Aug. 27, 2019	Jul. 31, 2019	Jun. 21, 2019	Apr. 30, 2019	May 31, 2016	May 31, 2020	Jan. 16, 2020	Nov. 30, 2019	Aug. 31, 2019	Jul. 09, 2019	Jun. 20, 2019	Mar. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Jun. 30, 2018	Apr. 15, 2016
Common stock shares issued												3,857,316			907,048					721,295
Due date			Apr. 01, 2022
Lyons Capital LLc [Member]
Repurchase of Common Shares									210,000
Irvine Facility [Member]
Term of operating lease																						5 years
Repurchase of Common Shares																250,000
Kadima Ventures [Member]
Additional Funds					$ 10,000,000
Kadima Ventures [Member] | Software Development [Member]
Software development cost											$ 8,500,000
Description for the dispute with software developer											the Company entered into a contract with Kadima Ventures for the development and deployment of user features that were proposed by Kadima for an original build cost of $8.5 million to complete. As of the date of this filing, the Company has spent approximately $11 million but has not received the majority of certain software modules
Additional Funds											$ 10,000,000
Software development cost											2,200,000
Software modules cost												$ 11,000,000
Additional cost										$ 11,000,000
Revised development costs											7,200,000
Additional software modules cost demanded											$ 12,000,000
Alpha Capital v. ShiftPixy, Inc. [Member]
Convertible notes																	$ 310,000
Description for the convertible note related litigation								ShiftPixy was served with a complaint filing by Alpha Capital Anstalt (ACA) in the United States District Court, Southern District of New York alleging breach of contract in refusing to honor the conversion of certain convertible notes, specifically one for $310,000 submitted on June 20, 2019. ACA sought an injunction requiring the Company to issue 25,000 common shares, damages for the claimed breaches, and attorney's fees. In August 2019, the court denied the motion for a preliminary injunction but granted accelerated discovery which was completed in September 2019. As of August 31, 2019, the Company had convertible notes outstanding with ACA for approximately $1.7 million consisting of $0.3 million of the June 2018 series, $0.2 million of the December 2018 series and $1.2 million of the March 2019 series
Convertible notes outstanding														$ 1,700,000				$ 1,200,000	$ 200,000		$ 300,000
Common stock shares issued												25,000
Proceeds from issuance of notes						$ 310,000
Damages incurred						190,000
Total award money received						500,000
Accrued interest						$ 51,000
Convertible notes per share													$ 12.20
Dominion Capital LLC v. ShiftPixy [Member]
Description for the convertible note related litigation				ShiftPixy was served with a complaint filing by Dominion Capital LLC in the United States District Court, Southern District of New York alleging breach of contract in refusing to honor the conversion of certain convertible notes. Dominion sought injunctive relief, injunction to prohibit buyback, breach of contract on the June 2018, December 2018, and March 2019 notes, and declaratory judgment. In August 2019, the court denied the motion for a preliminary injunction but granted accelerated discovery which was completed in September 2019. As of August 31, 2019, the Company had convertible notes outstanding with Dominion for approximately $1.5 million consisting of $0.7 million of the June 2018 series, $0.2 million of the December 2018 series and $0.6 million of the March 2019 series
Related warrants by issuing shares of common stock	83,593
Cash paid	$ 1,322,000
MEF I, LP v. ShiftPixy, Inc. [Member]
Convertible notes							$ 2,100,000
Description for the convertible note related litigation							MEF filed a complaint in the United States District Court, Southern District of New York based upon the Company's refusal to convert June 2018 notes. MEF seeks monetary relief of $2.1 million and seeks to appoint themselves as receiver of the Company. As of August 31, 2019 the Company had convertible notes outstanding to MEF at approximately $0.7 million face value consisting of approximately $0.5 million and $0.2 million for the June 2018 and December 2018 notes respectively. In November 2019 the Company filed a motion in response to the receiver request. A hearing on the receiver matter was conducted on November 20, 2019 and the Company is awaiting a response from the court on the hearing as of the date of this filing
Convertible notes outstanding							$ 2,100,000								$ 700,000				$ 200,000		$ 500,000
Accrued interest and accrued damages cash payment		$ 725,000
Accrued interest and accrued damages shares issued		20,000